[AXA EQUITABLE LOGO]	SHANE DALY Vice President and Associate General Counsel (212) 314-3912 Fax: 212-314-3959

March 6, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account A of AXA Equitable Life Insurance Company (the “Account”) Registration Nos.:

2-30070 and 811-01705	EQUI-VEST Employer Sponsored Retirement Programs (Series 100-400)
EQUI-VEST Individual (Series 100-500)
EQUI-VEST Vantage Contract
EQUI-VEST TSA Advantage (Series 600)
2-44921 and 811-01705	EQUIPLAN
2-50547-01 and 811-01705	Old Contracts
033-47949 and 811-01705	Momentum
033-58950 and 811-01705	Momentum Plus
333-81393 and 811-01705	EQUI-VEST Express (Series 700 & 701)
333-81501 and 811-01705	EQUI-VEST Deluxe (Series 800 & 801)
333-130988 and 811-01705	EQUI-VEST Strategies (Series 900 & 901)
333-137052 and 811-01705	EQUI-VEST At Retirement
333-141082 and 811-01705	EQUI-VEST At Retirement ‘04
333-141292 and 811-01705	At Retirement
333-19925 and 811-01705	Variable Immediate Annuity (VIA)
333-146143 and 811-01705	Crossings
333-153809 and 811-01705	EQUI-VEST 201
333-186807 and 811-01705	GWBL Rollover Annuity

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2014, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Aggressive Allocation

AXA Conservative Allocation

AXA Conservative-Plus Allocation

AXA Moderate Allocation

AXA Moderate-Plus Allocation

CharterSM Multi-Sector Bond

CharterSM Small Cap Growth

CharterSM Small Cap Value

Target 2015 Allocation

Target 2025 Allocation

Target 2035 Allocation

Target 2045 Allocation

•	EQ Advisors Trust underlying funds:

All Asset Aggressive-Alt 25

All Asset Growth-Alt 20

All Asset Moderate Growth-Alt 15

AXA 400 Managed Volatility

AXA 500 Managed Volatility

AXA 2000 Managed Volatility

AXA Balanced Strategy

AXA Conservative Growth Strategy

AXA Conservative Strategy

AXA/Franklin Balanced Managed Volatility

AXA/Franklin Small Cap Value Managed Volatility

AXA/Franklin Templeton Allocation Managed Volatility

AXA Global Equity Managed Volatility

AXA Growth Strategy

AXA International Core Managed Volatility

AXA International Managed Volatility

AXA International Value Managed Volatility

AXA Large Cap Core Managed Volatility

AXA Large Cap Growth Managed Volatility

AXA Large Cap Value Managed Volatility

AXA/Loomis Sayles Growth

AXA Mid Cap Value Managed Volatility

AXA Moderate Growth Strategy

AXA/Mutual Large Cap Equity Managed Volatility

AXA/Templeton Global Equity Managed Volatility

EQ/Alliance Bernstein Dynamic Wealth Strategies

EQ/AllianceBernstein Small Cap Growth

EQ/BlackRock Basic Value Equity

EQ/Boston Advisors Equity Income

EQ/Calvert Socially Responsible

EQ/Capital Guardian Research

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/GAMCO Mergers and Acquisitions

EQ/GAMCO Small Company Value

EQ/Global Bond PLUS

EQ/High Yield Bond

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Invesco Comstock Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/MFS International Growth

EQ/Mid Cap Index

EQ/Money Market

EQ/Morgan Stanley Mid Cap Growth

EQ/Oppenheimer Global

EQ/PIMCO Global Real Return

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock

EQ/UBS Growth and Income

EQ/Wells Fargo Omega Growth

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Mid Cap Growth

Multimanager Mid Cap Value

Multimanager Technology

•	AIM Variable Insurance Funds - Series II underlying funds:

Invesco V.I. Diversified Dividend

Invesco V.I. Global Real Estate

Invesco V.I. High Yield Fund

Invesco V.I. International Growth

Invesco V.I. Mid Cap Core Equity

Invesco V.I. Small Cap Equity

•	American Century Variable Portfolios, Inc. - Class II underlying funds:

American Century VP Mid Cap Value

•	American Funds Insurance Series® - Class 4 Shares:

Bond FundSM

•	Fidelity® Variable Insurance Products Fund - Service Class 2 underlying funds:

Fidelity® VIP Contrafund®

Fidelity® VIP Equity Income

Fidelity® VIP Mid Cap

•	Franklin Templeton Variable Insurance Products Trust - Class 2 underlying funds:

Templeton Global Bond VIP

•	Goldman Sachs Variable Insurance Trust - Variable Insurance Portfolios underlying funds:

Goldman Sachs VIT Mid Cap Value

•	Ivy Funds Variable Insurance Portfolios underlying funds:

Ivy Funds VIP Energy

Ivy Funds VIP High Income

Ivy Funds VIP Mid Cap Growth

Ivy Funds VIP Small Cap Growth

•	Lazard Retirement Series, Inc. - Service Shares underlying funds:

Lazard Retirement Emerging Markets Equity

•	MFS® Variable Insurance Trust - Service Class underlying funds:

MFS International Value

MFS Investors Growth Stock Series

MFS Investors Trust Series

MFS Technology

MFS Utilities Series

•	Oppenheimer Variable Account Funds - Service Class underlying funds:

Oppenheimer Main Street Fund®/VA

•	PIMCO Variable Insurance Trust - Adviser Class underlying funds:

PIMCO VIT CommodityRealReturn® Strategy

•	Van Eck VIP Trust - S Class underlying funds:

Van Eck VIP Global Hard Assets

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104